LOSS PER SHARE (Q2) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)			12,964,436		0
Potential common shares diluted (in shares)	0	0	0	0
Escrow shares (in shares)			4,667,033
Convertible Notes [Member]
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)			0		0
Warrants [Member]
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)			12,964,436		0